Condensed consolidating financial statements (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed consolidating statements of income and comprehensive income

Condensed consolidating statements of operations and comprehensive income (loss)

	December 31, 2015
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$810,890	$369,186	$(106,424)	$1,073,652
Cost of sales	—	646,076	269,900	(105,001)	810,975
Gross profit	—	164,814	99,286	(1,423)	262,677
Operating expenses
Selling, general and administrative expenses	—	201,904	63,002	—	264,906
Goodwill and intangible assets impairment	—	57,392	67,700	—	125,092
Transaction expenses	—	480	—	—	480
(Gain) loss on sale of assets	—	943	(197)	—	746
Total operating expenses	—	260,719	130,505	—	391,224
Earnings from equity investment	—	14,824	—	—	14,824
Equity earnings from affiliate, net of tax	(99,908)	(28,419)	—	128,327	—
Operating income (loss)	(99,908)	(109,500)	(31,219)	126,904	(113,723)
Other expense (income)
Interest expense	29,914	10	21	—	29,945
Foreign exchange (gains) losses and other, net	—	(479)	(8,866)	—	(9,345)
Total other expense (income)	29,914	(469)	(8,845)	—	20,600
Income (loss) before income taxes	(129,822)	(109,031)	(22,374)	126,904	(134,323)
Provision for income tax expense (benefit)	(10,469)	(9,123)	4,653	—	(14,939)
Net income (loss)	(119,353)	(99,908)	(27,027)	126,904	(119,384)
Less: Loss attributable to noncontrolling interest	—	—	(31)	—	(31)
Net income (loss) attributable to common stockholders	(119,353)	(99,908)	(26,996)	126,904	(119,353)

Other comprehensive income (loss), net of tax:
Net income (loss)	(119,353)	(99,908)	(27,027)	126,904	(119,384)
Change in foreign currency translation, net of tax of $0	(45,270)	(45,270)	(45,270)	90,540	(45,270)
Change in pension liability	46	46	46	(92)	46
Comprehensive income (loss)	(164,577)	(145,132)	(72,251)	217,352	(164,608)
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	168	—	168
Comprehensive income (loss) attributable to common stockholders	$(164,577)	$(145,132)	$(72,083)	$217,352	$(164,440)

Condensed consolidating statements of operations and comprehensive income

	December 31, 2014
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$1,266,376	$637,205	$(163,864)	$1,739,717
Cost of sales	—	887,428	453,785	(160,948)	1,180,265
Gross profit	—	378,948	183,420	(2,916)	559,452
Operating expenses
Selling, general and administrative expenses	—	244,577	68,244	—	312,821
Other operating expense (income)	—	3,564	193	—	3,757
Total operating expenses	—	248,141	68,437	—	316,578
Earnings from equity investment	—	25,164	—	—	25,164
Equity earnings from affiliate, net of tax	193,724	90,067	—	(283,791)	—
Operating income	193,724	246,038	114,983	(286,707)	268,038
Other expense (income)
Interest expense	29,783	78	(14)	—	29,847
Interest income with affiliate	—	(5,770)	—	5,770	—
Interest expense with affiliate	—	—	5,770	(5,770)	—
Foreign exchange (gains) losses and other, net	—	116	(4,447)	—	(4,331)
Total other expense (income)	29,783	(5,576)	1,309	—	25,516
Income before income taxes	163,941	251,614	113,674	(286,707)	242,522
Provision for income tax expense	(10,424)	57,890	20,679	—	68,145
Net income	174,365	193,724	92,995	(286,707)	174,377
Less: Income attributable to noncontrolling interest	—	—	12	—	12
Net income attributable to common stockholders	174,365	193,724	92,983	(286,707)	174,365

Other comprehensive income, net of tax:
Net income	174,365	193,724	92,995	(286,707)	174,377
Change in foreign currency translation, net of tax of $0	(43,694)	(43,694)	(43,694)	87,388	(43,694)
Change in pension liability	(1,110)	(1,110)	(1,110)	2,220	(1,110)
Comprehensive income	129,561	148,920	48,191	(197,099)	129,573
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	46	—	46
Comprehensive income attributable to common stockholders	$129,561	$148,920	$48,237	$(197,099)	$129,619

Condensed consolidating statements of operations and comprehensive income

	December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$1,142,000	$510,460	$(127,649)	$1,524,811
Cost of sales	—	804,413	370,517	(125,344)	1,049,586
Gross profit	—	337,587	139,943	(2,305)	475,225
Operating expenses
Selling, general and administrative expenses	—	211,863	57,806	—	269,669
Other operating expense	—	2,821	493	—	3,314
Total operating expenses	—	214,684	58,299	—	272,983
Earnings from equity investment	—	7,312	—	—	7,312
Equity earnings from affiliate, net of tax	142,799	53,520	—	(196,319)	—
Operating income	142,799	183,735	81,644	(198,624)	209,554
Other expense (income)
Interest expense	18,251	101	18	—	18,370
Interest income with affiliate	—	(3,987)	—	3,987	—
Interest expense with affiliate	—	—	3,987	(3,987)	—
Foreign exchange (gains) losses and other, net	—	(624)	3,577	—	2,953
Deferred loan costs written off	2,149	—	—	—	2,149
Total other expense (income)	20,400	(4,510)	7,582	—	23,472
Income before income taxes	122,399	188,245	74,062	(198,624)	186,082
Provision for income tax expense	(7,140)	45,446	18,172	—	56,478
Net income	129,539	142,799	55,890	(198,624)	129,604
Less: Income attributable to noncontrolling interest	—	—	65	—	65
Net income attributable to common stockholders	129,539	142,799	55,825	(198,624)	129,539

Other comprehensive income, net of tax:
Net income	129,539	142,799	55,890	(198,624)	129,604
Change in foreign currency translation, net of tax of $0	7,525	7,525	7,525	(15,050)	7,525
Change in pension liability	223	223	223	(446)	223
Comprehensive income	137,287	150,547	63,638	(214,120)	137,352
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	72	—	72
Comprehensive income attributable to common stockholders	$137,287	$150,547	$63,710	$(214,120)	$137,424

Condensed consolidating balance sheets

Condensed consolidating balance sheets

	December 31, 2015
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$36,884	$72,365	$—	$109,249
Accounts receivable—trade, net	—	85,537	53,060	—	138,597
Inventories	—	318,360	115,165	(9,404)	424,121
Cost and profits in excess of billings	—	6,477	5,532	—	12,009
Other current assets	—	25,447	8,389	—	33,836
Total current assets	—	472,705	254,511	(9,404)	717,812
Property and equipment, net of accumulated depreciation	—	153,995	32,672	—	186,667
Deferred financing costs, net	4,125	—	—	—	4,125
Deferred income taxes, net	—	—	780	—	780
Intangibles	—	186,234	60,416	—	246,650
Goodwill	—	481,374	187,662	—	669,036
Investment in unconsolidated subsidiary	—	57,719	—	—	57,719
Investment in affiliates	1,188,707	514,893	—	(1,703,600)	—
Long-term loan and advances to affiliates	467,184	—	60,221	(527,405)	—
Other long-term assets	—	2,549	704	—	3,253
Total assets	$1,660,016	$1,869,469	$596,966	$(2,240,409)	$1,886,042
Liabilities and equity
Current liabilities
Current portion of long-term debt	$—	$243	$10	$—	$253
Accounts payable—trade	—	57,529	19,294	—	76,823
Accrued liabilities	7,027	40,874	10,662	—	58,563
Deferred revenue	—	1,334	5,949	—	7,283
Billings in excess of costs and profits recognized	—	1,872	6,759	—	8,631
Total current liabilities	7,027	101,852	42,674	—	151,553
Long-term debt, net of current portion	395,970	34	12	—	396,016
Long-term loans and payables to affiliates	—	527,406	—	(527,406)	—
Deferred income taxes, net	—	36,937	14,163	—	51,100
Other long-term liabilities	—	14,533	15,423	—	29,956
Total liabilities	402,997	680,762	72,272	(527,406)	628,625

Total stockholder's equity	1,257,019	1,188,707	524,297	(1,713,003)	1,257,020
Noncontrolling interest in subsidiary	—	—	397	—	397
Equity	1,257,019	1,188,707	524,694	(1,713,003)	1,257,417
Total liabilities and equity	$1,660,016	$1,869,469	$596,966	$(2,240,409)	$1,886,042

Condensed consolidating balance sheets

	December 31, 2014
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Assets
Current assets
Cash and cash equivalents	$5,551	$4,006	$67,022	$—	$76,579
Accounts receivable—trade, net	—	194,964	92,081	—	287,045
Inventories	—	343,902	125,594	(7,981)	461,515
Cost and profits in excess of billings	—	4,871	9,775	—	14,646
Other current assets	—	38,920	16,454	—	55,374
Total current assets	5,551	586,663	310,926	(7,981)	895,159
Property and equipment, net of accumulated depreciation	—	153,016	36,958	—	189,974
Deferred financing costs, net	5,581	—	—	—	5,581
Intangibles	—	198,819	72,920	—	271,739
Goodwill	—	522,898	275,583	—	798,481
Investment in unconsolidated subsidiary	—	49,675	—	—	49,675
Investment in affiliates	1,333,701	590,421	—	(1,924,122)	—
Long-term advances to affiliates	483,534	—	22,531	(506,065)	—
Other long-term assets	—	2,760	733	—	3,493
Total assets	$1,828,367	$2,104,252	$719,651	$(2,438,168)	$2,214,102
Liabilities and equity
Current liabilities
Current portion of long-term debt	$—	$828	$12	$—	$840
Accounts payable—trade	—	85,179	42,578	—	127,757
Accrued liabilities	12,733	84,824	29,333	—	126,890
Deferred revenue	—	3,783	7,136	—	10,919
Billings in excess of cost and profit recognized	—	1,189	14,596	—	$15,785
Total current liabilities	12,733	175,803	93,655	—	282,191
Long-term debt, net of current portion	420,275	183	26	—	420,484
Long-term payables to affiliates	—	506,065	—	(506,065)	—
Deferred income tax, net	$—	$77,311	$20,877	$—	98,188
Other long-term liabilities	—	11,189	6,129	—	17,318
Total liabilities	433,008	770,551	120,687	(506,065)	818,181

Total stockholder's equity	1,395,359	1,333,701	598,399	(1,932,103)	1,395,356
Noncontrolling interest in subsidiary	—	—	565	—	565
Equity	1,395,359	1,333,701	598,964	(1,932,103)	1,395,921
Total liabilities and equity	$1,828,367	$2,104,252	$719,651	$(2,438,168)	$2,214,102

Condensed consolidating statements of cash flows

Condensed consolidating statements of cash flows

	Year ended December 31, 2015
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(17,306)	$112,629	$60,590	$—	$155,913
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(60,836)	—	—	(60,836)
Investment in unconsolidated subsidiary	—	—	—	—	—
Capital expenditures for property and equipment	—	(23,035)	(9,256)	—	(32,291)
Long-term loans and advances to affiliates	38,019	41,755	—	(79,774)	—
Other	—	1,057	764	—	1,821
Net cash provided by (used in) investing activities	38,019	(41,059)	(8,492)	(79,774)	(91,306)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	—	—	—	—
Borrowings under Credit Facility	94,984	—	—	—	94,984
Issuance of Senior Notes	—	—	—	—	—
Repayment of long-term debt	(120,077)	—	—	—	(120,077)
Long-term loans and advances to affiliates	—	(38,019)	(41,755)	79,774	—
Repurchases of stock	(6,438)	—	—	—	(6,438)
Proceeds from stock issuance	5,275	—	—	—	5,275
Other	(8)	(673)	—	—	(681)
Net cash provided by (used in) financing activities	(26,264)	(38,692)	(41,755)	79,774	(26,937)
Effect of exchange rate changes on cash	—	—	(5,000)	—	(5,000)
Net increase (decrease) in cash and cash equivalents	(5,551)	32,878	5,343	—	32,670
Cash and cash equivalents
Beginning of period	5,551	4,006	67,022	—	76,579
End of period	$—	$36,884	$72,365	$—	$109,249

Condensed consolidating statements of cash flows

	Year ended December 31, 2014
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(16,796)	$175,700	$111,062	$—	$269,966
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	—	(38,289)	—	(38,289)
Investment in unconsolidated subsidiary	—	—	—	—	—
Capital expenditures for property and equipment	—	(42,334)	(11,458)	—	(53,792)
Long-term loans and advances to affiliates	191,290	34,010	—	(225,300)	—
Other	—	20,862	528	—	21,390
Net cash provided by (used in) investing activities	191,290	12,538	(49,219)	(225,300)	(70,691)
Cash flows from financing activities
Borrowings under Credit Facility	15,000	423	—	—	15,423
Repayment of long-term debt	(98,406)	124	(133)	—	(98,415)
Long-term loans and advances to affiliates	—	(191,290)	(34,010)	225,300	—
Repurchases of stock	(96,632)	—	—	—	(96,632)
Proceeds from stock issuance	11,101	—	—	—	11,101
Other	(6)	6,511	—	—	6,505
Net cash provided by (used in) financing activities	(168,943)	(184,232)	(34,143)	225,300	(162,018)
Effect of exchange rate changes on cash	—	—	(260)	—	(260)
Net increase (decrease) in cash and cash equivalents	5,551	4,006	27,440	—	36,997
Cash and cash equivalents
Beginning of period	—	—	39,582	—	39,582
End of period	$5,551	$4,006	$67,022	$—	$76,579

Condensed consolidating statements of cash flows

	Year ended December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(3,683)	$157,198	$57,878	$—	$211,393
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(54,389)	(127,329)	—	(181,718)
Investment in unconsolidated subsidiary	—	(48,013)	—	—	(48,013)
Capital expenditures for property and equipment	—	(48,270)	(11,993)	—	(60,263)
Long-term loans and advances to affiliates	(77,933)	(97,316)	—	175,249	—
Other	—	392	572	—	964
Net cash provided by (used in) investing activities	(77,933)	(247,596)	(138,750)	175,249	(289,030)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	54,389	127,329	—	181,718
Borrowings under Credit Facility	402,748	(52,184)	(127,329)	—	223,235
Issuance of Senior Notes	403,250	—	—	—	403,250
Repayment of long-term debt	(713,521)	(1,639)	29	—	(715,131)
Long-term loans and advances to affiliates	—	86,897	88,352	(175,249)	—
Deferred financing costs	(12,003)	—	—	—	(12,003)
Payment of contingent consideration	—	(11,435)	—	—	(11,435)
Other	1,142	6,278	—	—	7,420
Net cash provided by (used in) financing activities	81,616	82,306	88,381	(175,249)	77,054
Effect of exchange rate changes on cash	—	—	(898)	—	(898)
Net increase (decrease) in cash and cash equivalents	—	(8,092)	6,611	—	(1,481)
Cash and cash equivalents
Beginning of period	—	8,092	32,971	—	41,063
End of period	$—	$—	$39,582	$—	$39,582